Document And Entity Information	Feb. 15, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	Allakos Inc.
Entity Central Index Key	0001564824
Entity Emerging Growth Company	false
Entity File Number	001-38582
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4798831
Entity Address, Address Line One	975 Island Drive, Suite 201
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	597-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ALLK
Security Exchange Name	NONE
Amendment Description	This amendment to Form 8-K is being filed to amend and supplement a Form 8-K filed by Allakos Inc. (the “Company”) on February 15, 2022 (the “Form 8-K”) solely for the purpose of correcting the hyperlink to Exhibit 99.1 contained in Item 9.01 of the Form 8-K. Other than the foregoing, there are no changes to the disclosures provided in the Form 8-K.
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One